Taxation - Reconciliation of Income Tax Expense (Detail) In Thousands, unless otherwise specified	9 Months Ended			12 Months Ended
	Sep. 30, 2014 USD ($)	Sep. 30, 2014 CNY	Sep. 30, 2013 CNY	Dec. 31, 2013 USD ($)	Dec. 31, 2013 CNY	Dec. 31, 2012 CNY	Dec. 31, 2011 CNY
Income Tax Disclosure [Abstract]
Income from continuing operations before income tax expense	$ 102,358	628,273	416,425	$ 93,902	568,456	303,869	173,794
Income tax expense computed at applicable tax rates (25%)				23,476	142,114	75,967	43,449
Non-deductible expenses				115	697	14,571	7,106
Valuation allowances				349	2,114		(85)
Outside basis difference				2,354	14,254	30,278	7,451
Effect of international tax rate difference				91	551	3,494	474
Interest expense relating to unrecognized tax benefits				349	2,115	685
Effect of preferential tax rate				(8,184)	(49,551)	(34,007)	(20,047)
Income tax expense	$ 21,041	129,150	82,940	$ 18,550	112,294	90,988	38,348